Commitments and Contingencies - Rent Expense (Detail) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Commitments and Contingencies
Rent expense	$ 3.0	$ 1.9	$ 4.1	$ 2.6	$ 1.5